Operating Segments (Schedule of Segment Assets Consist of Current Assets, Fixed Assets and Intangible Assets) (Details) € in Thousands, $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($)		Jun. 30, 2020 EUR (€)	Dec. 31, 2020 EUR (€)
Statement [Line Items]
Revenues	€ 19,455	$ 23,124	[1]	€ 4,214	€ 9,645
Operating expenses	(7,506)	(8,922)	[1]	(2,146)	(4,951)
Depreciation expenses	(7,056)	(8,387)	[1]	(1,447)	(2,975)
Gross profit (loss)	4,893	5,815	[1]	621	1,719
Project development costs	(1,119)	(1,330)	[1]	(2,338)	(3,491)
General and administrative expenses	(2,572)	(3,057)	[1]	(2,204)	(4,512)
Share of profits (losses) of equity accounted investee	(772)	(918)	[1]	850	1,525
Other income, net	0	0	[1]	0	2,100
Capital gain (loss)					0
Operating profit (Loss)	430	510	[1]	(3,071)	(2,659)
Financing income	1,716	2,040		886	2,134
Financing income (expenses) in connection with derivatives and warrants, net	(109)			1,099	1,094
Profit (loss) before taxes on Income	(5,708)	(6,786)	[1]	(4,181)	(6,293)
Financing expenses, net	(6,806)	(8,090)	[1]	(3,095)	(6,862)
Interest expenses on minority shareholder loan	(939)	(1,116)		0	0
Segment assets	495,788	$ 589,287	[1]	361,626	460,172
Italy [Member]
Statement [Line Items]
Revenues	0			0	0
Operating expenses	0			0	0
Depreciation expenses	0			0	0
Gross profit (loss)	0			0	0
Segment assets	833			518	503
Spain [Member]
Statement [Line Items]
Revenues	1,534			1,241	2,577
Operating expenses	(423)			(227)	(463)
Depreciation expenses	(451)			(453)	(905)
Gross profit (loss)	660			561	1,209
Segment assets	15,130			15,841	17,574
PV Ellomay Solar [Member]
Statement [Line Items]
Revenues	0
Operating expenses	0
Depreciation expenses	0
Gross profit (loss)	0
Segment assets	5,589
Talasol [Member]
Statement [Line Items]
Revenues	11,202			0	0
Operating expenses	(1,988)			0	0
Depreciation expenses	(4,816)			(28)	0
Gross profit (loss)	4,398			(28)	0
Segment assets	242,224			190,768	232,955
Israel [Member]
Statement [Line Items]
Revenues	2,130			2,060	4,089
Operating expenses	(170)			(154)	(379)
Depreciation expenses	(1,151)			(1,174)	(2,310)
Gross profit (loss)	809			732	1,400
Segment assets	35,548			37,096	36,521
Bio Gas [Member]
Statement [Line Items]
Revenues	6,129			2,437	6,002
Operating expenses	(4,925)			(1,765)	(4,109)
Depreciation expenses	(1,552)			(726)	(1,457)
Gross profit (loss)	(348)			(54)	436
Segment assets	34,903			18,395	36,253
Dorad [Member]
Statement [Line Items]
Revenues	22,940			28,836	57,495
Operating expenses	(18,049)			(22,841)	(44,489)
Depreciation expenses	(2,685)			(2,600)	(5,674)
Gross profit (loss)	2,206			3,395	7,332
Segment assets	106,164			110,970	109,983
Manara [Member]
Statement [Line Items]
Revenues	0			0	0
Operating expenses	0			0	0
Depreciation expenses	0			0	0
Gross profit (loss)	0			0	0
Segment assets	90,300			2,318	21,925
Total reportable segments [Member]
Statement [Line Items]
Revenues	43,935			34,574	70,163
Operating expenses	(25,555)			(24,987)	(49,440)
Depreciation expenses	(10,655)			(4,981)	(10,346)
Gross profit (loss)	7,725			4,606	10,377
Segment assets	530,691			375,906	455,714
Reconciliations [Member]
Statement [Line Items]
Revenues	(24,480)			(30,360)	(60,518)
Operating expenses	18,049			22,841	44,489
Depreciation expenses	3,599			3,534	7,371
Gross profit (loss)	(2,832)			(3,985)	(8,658)
Segment assets	€ (34,904)			€ (14,280)	€ 4,458

[1]	Convenience translation into US$ (exchange rate as at June 30, 2021: EUR 1 = US$ 1.189)